Financial Instruments	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
NOTE 18 –	FINANCIAL INSTRUMENTS

a.	Financial assets:

Financial assets at amortized cost:

	December 31,
	2025	2024
	USD in thousands
Trade receivable and other assets	13,659	14,789
Restricted cash and bank deposit	681	388
Total current assets	14,340	15,177
Long-term deposit	216	165
Total non-current assets	216	165

b.	Other financial liabilities:

Other financial liabilities at amortized cost:
Short-term loans (1)	13,983	13,534
Convertible loans	1,626	24,763
Trade payables	9,825	8,200
Other accounts payable	43,168	39,474
Liabilities for government grants	557	442
Total other financial liabilities at amortized cost	69,159	86,413

Total current liabilities	68,890	86,240
Total non-current liabilities	269	173

(1)	The interest rate is Prime (Bank of Israel intrabank plus 1.5%) + 0.7%-4.85%.

c.	Financial risk management objectives and policies:

The Company’s principal financial liabilities, other than derivatives, are comprised of loans and borrowings, receivables and financial guarantee contracts. The main purpose of these financial liabilities is to finance the Company’s operations and to provide guarantees to support its operations. The Company’s principal financial assets include cash and short-term deposits that derive directly from financing rounds and convertible loans.

The Company is exposed to market risk, credit risk and liquidity risk. The Company’s senior management oversees the management of these risks. All risk management activities are carried out by specialist teams that have the appropriate skills, experience and supervision. It is the Company’s policy that no trading in derivatives for speculative purposes may be undertaken by its employees.

d.	Financial risks factors:

The Group’s activities expose it to various financial risks such as market risks (foreign currency risk, interest risk and price risk), credit risk and liquidity risk. The Group’s comprehensive risk management plan focuses on activities that reduce to a minimum any possible adverse effects on the Group’s financial performance.

Risk management is performed by the Company’s chief executive officer.

1)	Exchange rate risk:

Though the Group operates internationally, its operations are primarily located in Israel and the majority of its expenses are denominated NIS. It is therefore exposed to exchange rate risk arising from exposure to various foreign currencies, mainly the USD and the Euro. Exchange rate risk arises from future commercial contracts, recognized assets and liabilities that are denominated in a foreign currency other than the functional currency and net investments in foreign operations.

In addition, the Company’s financial results are reported in USD, and changes in the exchange rate between the USD and local currencies in those countries in which the Company operates (primarily the NIS) may affect the results of its operations. The USD cost of the Company’s operations in countries other than the United States, is negatively influenced by revaluation of the USD against other currencies.

2)	Credit risk:

As of December 31, 2025, cash and cash equivalents amounted to $1,763 thousand. The entire cash and cash equivalents are invested with high quality financial institutions. The Company and its subsidiaries monitor customer debts on an ongoing basis and include specific allowances for doubtful accounts which adequately reflect the loss inherent in debts whose collection is doubtful as per the estimate of the Company and the subsidiaries.

3)	Liquidity risk:

The Group’s objective is to maintain a balance between continuity of funding and flexibility through the use of overdrafts and loans (see also Note 1c).

4)	Interest rate risk:

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.

The Company’s exposure to the risk of changes in market interest rates relates primarily to the Company’s long-term liabilities with floating interest. This risk is of primary focus to the Company given its current dependency on debt financing and the ability to obtain future debt financing. The Company manages its interest rate risk by having a balanced portfolio of fixed and variable rate loans (see also note 1c).

e.	Fair value:

The carrying amount of cash and cash equivalent, trade receivables net, other accounts receivable, short-term bank loans, Trade payables and other accounts payable approximates their fair value.